Equity Equity (Tables)	12 Months Ended
Jun. 30, 2015
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in accumulated other comprehensive (loss) in shareholders' equity by component:

	Foreign Currency Translation Adjustment	Retirement Benefit Plans	Other	Total
Balance June 30, 2013	$(68,328)	$(1,039,072)	$(433)	$(1,107,833)
Other comprehensive income (loss) before reclassifications	192,948	(20,636)	—	172,312
Amounts reclassified from accumulated other comprehensive (loss)	—	111,818	205	112,023
Balance June 30, 2014	$124,620	$(947,890)	$(228)	$(823,498)
Other comprehensive (loss) before reclassifications	(765,107)	(253,206)	(4,324)	(1,022,637)
Amounts reclassified from accumulated other comprehensive (loss)	—	103,496	4,021	107,517
Balance June 30, 2015	$(640,487)	$(1,097,600)	$(531)	$(1,738,618)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of accumulated other comprehensive (loss) in shareholders' equity during 2015:

Details about Accumulated Other Comprehensive (Loss) Components	Income (Expense) Reclassified from Accumulated Other Comprehensive (Loss)	Consolidated Statement of Income Classification
Retirement benefit plans
Amortization of prior service cost and initial net obligation	$(9,333)	See Note 10
Recognized actuarial loss	(153,770)	See Note 10
Total before tax	(163,103)
Tax benefit	59,607	Income taxes
Net of tax	$(103,496)

Other
Realized loss on cash flow hedges	$(305)	Interest expense
Realized loss on available-for-sale investments	(3,817)	Other (income), net
Total before tax	(4,122)
Tax benefit	101	Income taxes
Net of tax	$(4,021)

Reclassifications out of accumulated other comprehensive (loss) in shareholders' equity during 2014:

Details about Accumulated Other Comprehensive (Loss) Components	Income (Expense) Reclassified from Accumulated Other Comprehensive (Loss)	Consolidated Statement of Income Classification
Retirement benefit plans
Amortization of prior service cost and initial net obligation	$(14,535)	See Note 10
Recognized actuarial loss	(160,596)	See Note 10
Total before tax	(175,131)
Tax benefit	63,313	Income taxes
Net of tax	$(111,818)

Other
Realized loss on cash flow hedges	$(306)	Interest expense
Tax benefit	101	Income taxes
Net of tax	$(205)

Schedule of Treasury Stock by Class	The number of common shares repurchased at the average purchase price follows:

	2015	2014	2013
Shares repurchased	11,091,759	1,741,143	3,006,005
Average price per share	$125.64	$114.87	$85.55